Shareholders' equity - Other comprehensive income (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Shareholders' equity
Actuarial gains and losses	$ 16		$ 22	$ 16		$ 20
Change in fair value of investments in equity instruments	52	$ 12	103	64		143
Tax effect	(20)	1	(11)	(19)		(19)
Currency translation adjustment generated by the parent company	5,808	2,882	(683)	8,690		(2,189)
Items not potentially reclassifiable to profit and loss	5,856	2,895	(569)	8,751		(2,045)
Currency translation adjustment	(4,692)	(2,017)	523	(6,709)		1,622
Unrealized gain/(loss) of the period				(6,708)		1,634
Less gain/(loss) included in net income				1		12
Cash flow hedge	165	(833)	593	(668)		1,400
Unrealized gain/(loss) of the period				(1,000)		1,346
Less gain/(loss) included in net income				(332)		(54)
Variation of foreign currency basis spread	4	15		19		(15)
unrealized gain/(loss) of the period				12		(6)
less gain/(loss) included in net income				(7)		9
Share of other comprehensive income of equity affiliates, net amount	(174)	(100)	(38)	(274)		(114)
Unrealized gain/(loss) of the period				(268)		(103)
Less gain/(loss) included in net income				6		11
Other		7	(2)	7
Tax effect	(49)	205	(153)	156		(372)
Sub-total items potentially reclassifiable to profit and loss	(4,746)	(2,723)	923	(7,469)		2,521
Total other comprehensive income (net amount)	$ 1,110	$ 172	$ 354	$ 1,282	$ 358	$ 476